Derivative and Hedging Instruments - Fair Value Hierarchy of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	$ 8,667	$ 8,546
Fair value, liabilities	14,247	11,687
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	10,954	9,176
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,230	2,396
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	63	115
Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Fair value, liabilities	0	0
Level 1 | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Level 1 | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Level 1 | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	8,500	7,985
Fair value, liabilities	10,845	8,960
Level 2 | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	7,571	6,451
Level 2 | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,227	2,395
Level 2 | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	47	114
Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	167	561
Fair value, liabilities	3,402	2,727
Level 3 | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,383	2,725
Level 3 | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3	1
Level 3 | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	16	1
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	5,193	5,813
Interest rate swaps | Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Interest rate swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	5,026	5,262
Interest rate swaps | Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	167	551
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	2,742	2,148
Foreign currency swaps | Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Foreign currency swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	2,742	2,148
Foreign currency swaps | Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	730	582
Equity contracts | Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Equity contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	730	572
Equity contracts | Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	10
Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	2	3
Credit default swaps | Level 1
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Credit default swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	2	3
Credit default swaps | Level 3
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0	0
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	732	584
Fair value, liabilities	$ 57	$ 106